Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Receivables from Customers - Customer Concentration Risk [Member] - Receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023
Customer G [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Receivables from customers	$ 1,997
Receivables from customers percentage	69.00%
Customer A [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Receivables from customers	$ 619		$ 320
Receivables from customers percentage	21.00%		25.00%
Customer C [Member] | Related Party [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Receivables from customers		[1]	$ 269
Receivables from customers percentage		[1]	21.00%
Customer F [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Receivables from customers			$ 350
Receivables from customers percentage			27.00%
Customer E [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Receivables from customers			$ 250
Receivables from customers percentage			20.00%

[1]	Less than 10%